Quarterly Holdings Report
for

Fidelity® Minnesota Municipal Income Fund

March 31, 2021

MNF-QTLY-0521
1.814649.116

Schedule of Investments March 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.7%
	Principal Amount	Value
Guam - 0.6%
Guam Int'l. Arpt. Auth. Rev.:
Series 2013 C, 6.25% 10/1/34 (a)	$850,000	$914,146
Series 2019 A, 5% 10/1/23 (a)	1,785,000	1,906,436
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/21 (FSA Insured)	1,100,000	1,124,595

TOTAL GUAM		3,945,177

Minnesota - 97.9%
Anoka-Hennepin Independent School District 11 Series 2014 A:
5% 2/1/23	805,000	871,545
5% 2/1/24	1,110,000	1,247,491
5% 2/1/25	1,015,000	1,138,289
5% 2/1/26	1,220,000	1,369,652
5% 2/1/27	1,285,000	1,441,470
5% 2/1/28	1,345,000	1,507,971
5% 2/1/29	1,415,000	1,585,182
5% 2/1/34	1,800,000	2,010,576
Chaska Elec. Rev. Series 2015 A:
5% 10/1/26	1,000,000	1,193,383
5% 10/1/27	1,665,000	1,980,470
5% 10/1/29	785,000	931,058
Chaska Independent School District #112 Gen. Oblig. (Minnesota School District Cr. Enhancement Prog.) Series 2016 A:
5% 2/1/30	1,400,000	1,674,164
5% 2/1/31	3,600,000	4,303,110
City of Virginia Series 2020 A:
4% 2/1/37 (FSA Insured)	1,000,000	1,137,854
4% 2/1/39 (FSA Insured)	1,000,000	1,132,403
City of White Bear Lake (YMCA of Greater Twin Cities Proj.) Series 2018:
5% 6/1/25	565,000	640,645
5% 6/1/26	500,000	577,011
5% 6/1/28	1,000,000	1,181,574
5% 6/1/30	625,000	721,268
5% 6/1/31	700,000	800,479
5% 6/1/33	1,000,000	1,129,529
Cloquet Independent School District #94 Series 2015 B:
5% 2/1/28	3,030,000	3,528,986
5% 2/1/31	1,245,000	1,449,002
Ctr. City Health Care Facilities (Hazelden Betty Ford Foundation Proj.) Series 2014:
5% 11/1/23	775,000	852,374
5% 11/1/25	250,000	282,532
5% 11/1/26	500,000	562,906
5% 11/1/27	420,000	471,456
Dawson-Boyd Independent School District Series 2019 A:
4% 2/1/33	1,140,000	1,327,526
4% 2/1/36	1,360,000	1,570,892
4% 2/1/37	1,200,000	1,382,041
Dilworth-Glyndon-Felton ISD No. 2164 Series 2020 A, 4% 2/1/34	1,000,000	1,115,273
Duluth Econ. Dev. Auth. Health Care Facilities Rev. Series 2018 A:
5% 2/15/43	1,500,000	1,775,222
5% 2/15/48	3,000,000	3,526,808
5% 2/15/58	3,125,000	3,653,504
Duluth Independent School District #709 Ctfs. of Prtn. Series 2019 B:
5% 2/1/22	320,000	331,258
5% 2/1/23	380,000	409,242
5% 2/1/24	400,000	446,318
5% 2/1/25	375,000	431,380
5% 2/1/26	395,000	467,423
5% 2/1/27	370,000	448,721
5% 2/1/28	350,000	433,368
Elk River Independent School District #728:
Series 2019 A, 3% 2/1/33	2,925,000	3,150,415
Series 2020 A, 4% 2/1/31	2,120,000	2,493,631
Forest Lake Series 2019 A, 4% 2/1/31	1,790,000	2,149,430
Hennepin County Gen. Oblig.:
Series 2016 A:
5% 12/1/39	5,250,000	6,400,425
5% 12/1/40	7,200,000	8,760,030
Series 2016 B, 5% 12/1/31	1,135,000	1,401,294
Series 2019 B, 5% 12/15/39	3,725,000	4,679,109
Series 2020 A, 5% 12/1/31	4,765,000	6,404,903
Itasca County (Minnesota County Cr. Enhancement Prog.) Series 2020 B, 4% 2/1/30	1,520,000	1,856,484
Jordan Ind. School District:
Series 2014 A:
5% 2/1/28 (Pre-Refunded to 2/1/28 @ 100)	960,000	1,040,826
5% 2/1/29 (Pre-Refunded to 2/1/29 @ 100)	1,000,000	1,084,194
5% 2/1/30 (Pre-Refunded to 2/1/30 @ 100)	1,245,000	1,349,821
Series A, 5% 2/1/28 (Pre-Refunded to 2/1/28 @ 100)	40,000	43,368
Maple Grove Health Care Sys. Rev.:
Series 2015:
4% 9/1/35	1,250,000	1,331,369
5% 9/1/25	215,000	248,687
5% 9/1/28	695,000	792,193
5% 9/1/30	1,500,000	1,694,081
5% 9/1/31	1,300,000	1,464,361
5% 9/1/32	1,000,000	1,123,897
Series 2017:
5% 5/1/26	1,355,000	1,615,512
5% 5/1/27	1,400,000	1,709,157
5% 5/1/28	2,915,000	3,524,160
5% 5/1/29	1,000,000	1,194,112
5% 5/1/30	900,000	1,065,040
5% 5/1/31	580,000	681,949
5% 5/1/32	500,000	584,565
Maple River Independent School District No. 2135 Series 2020 A, 4% 2/1/45	2,750,000	3,209,896
Metropolitan Council Gen. Oblig. Rev.:
Series 2020 B, 5% 3/1/32	4,500,000	5,924,088
Series 2020 D:
5% 3/1/30	1,295,000	1,722,030
5% 3/1/31	1,355,000	1,837,754
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2017 A:
5% 11/15/27	1,250,000	1,549,218
5% 11/15/28	2,965,000	3,646,662
5% 11/15/29	1,040,000	1,270,387
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 2012 B:
5% 1/1/26	1,250,000	1,293,545
5% 1/1/27	1,500,000	1,551,455
Series 2014 A:
5% 1/1/26	3,015,000	3,394,275
5% 1/1/28	4,000,000	4,482,172
5% 1/1/29	2,150,000	2,404,792
5% 1/1/30	2,000,000	2,232,376
5% 1/1/31	6,020,000	6,714,225
Series 2016 A:
5% 1/1/30	4,275,000	5,186,013
5% 1/1/31	2,375,000	2,868,664
5% 1/1/32	2,900,000	3,492,040
Series 2016 C, 5% 1/1/46	4,770,000	5,650,808
Series 2016 D:
5% 1/1/23 (a)	670,000	723,471
5% 1/1/27 (a)	350,000	424,305
5% 1/1/28 (a)	430,000	516,535
5% 1/1/29 (a)	225,000	268,197
5% 1/1/30 (a)	480,000	567,932
5% 1/1/31 (a)	200,000	235,500
5% 1/1/32 (a)	200,000	234,780
5% 1/1/33 (a)	220,000	257,520
5% 1/1/34 (a)	225,000	262,648
5% 1/1/35 (a)	225,000	262,151
5% 1/1/36 (a)	220,000	255,763
5% 1/1/37 (a)	250,000	289,932
5% 1/1/41 (a)	725,000	834,481
Minneapolis Health Care Sys. Rev.:
Series 2015 A:
5% 11/15/27 (FSA Insured)	850,000	1,003,400
5% 11/15/28	1,380,000	1,620,191
5% 11/15/29	1,000,000	1,167,673
5% 11/15/30	1,000,000	1,163,281
5% 11/15/31	3,665,000	4,250,953
5% 11/15/32	2,200,000	2,546,400
Series 2018 A:
5% 11/15/34	3,350,000	4,135,843
5% 11/15/35	2,500,000	3,078,140
5% 11/15/36	2,500,000	3,068,561
Minneapolis Spl. School District:
(Minnesota School District Cr. Enhancement Prog.):
Series 2019 A, 5% 2/1/32	1,125,000	1,438,288
Series 2019 B, 5% 2/1/32	1,815,000	2,320,437
(MN SD Cr. Enhancement Prog.):
Series 2017 B, 5% 2/1/29	2,590,000	3,277,956
Series 2018 A, 5% 2/1/33	1,000,000	1,249,085
Series 2018 B, 5% 2/1/33	3,190,000	3,984,582
Series 2017 A, 4% 2/1/33	1,415,000	1,662,830
Series 2017 B:
4% 2/1/33	2,595,000	3,049,501
4% 2/1/34	2,595,000	3,033,977
Series 2020 B, 4% 2/1/36	1,745,000	2,097,489
Series 2020 C, 4% 2/1/38	1,665,000	1,987,939
Minneapolis Spl. School District #1 Ctfs. of Prtn. Series 2016 C, 5% 2/1/31	1,915,000	2,335,956
Minnesota Ctfs. Prtn. (Minnesota Gen. Oblig. Proj.) Series 2014, 5% 6/1/39	2,445,000	2,743,572
Minnesota Gen. Oblig.:
Series 2011 B:
5% 10/1/24 (Pre-Refunded to 10/1/21 @ 100)	2,500,000	2,559,984
5% 10/1/30 (Pre-Refunded to 10/1/21 @ 100)	3,000,000	3,071,981
Series 2015 A, 5% 8/1/33	1,900,000	2,242,016
Series 2017 A:
5% 10/1/31	5,000,000	6,249,010
5% 10/1/33	3,335,000	4,155,896
Series 2018 B, 4% 8/1/35	5,270,000	6,241,072
Series 2019 A:
5% 8/1/29	5,000,000	6,616,507
5% 8/1/31	1,000,000	1,310,876
5% 8/1/35	5,000,000	6,478,208
Series 2019 B, 5% 8/1/28	2,000,000	2,594,381
Series 2020 A:
5% 8/1/35	6,000,000	7,931,561
5% 8/1/37	6,000,000	7,874,633
Minnesota Higher Ed. Facilities Auth. Rev.:
(Macalester College, MN Proj.) Series 2017:
5% 3/1/28	400,000	489,825
5% 3/1/30	500,000	604,128
(Univ. of St Thomas) Series 2017 A:
5% 10/1/27	500,000	623,887
5% 10/1/28	735,000	910,247
5% 10/1/29	760,000	938,659
5% 10/1/30	655,000	806,785
Series 2016 A, 5% 5/1/46	3,610,000	3,642,032
Series 2017 A, 4% 10/1/35	800,000	910,149
Series 2017:
5% 3/1/28	2,000,000	2,458,128
5% 3/1/31	1,000,000	1,209,753
5% 10/1/31	590,000	706,228
5% 3/1/34	530,000	635,568
5% 10/1/34	440,000	521,223
5% 10/1/35	555,000	655,244
Series 2018 A:
5% 10/1/34	1,140,000	1,373,526
5% 10/1/35	500,000	600,519
5% 10/1/45	3,650,000	4,282,415
Series 2019:
3% 12/1/21	75,000	75,804
3% 12/1/22	100,000	102,625
3% 12/1/23	100,000	103,948
4% 12/1/24	100,000	108,199
4% 12/1/25	180,000	197,685
4% 12/1/26	190,000	211,357
4% 12/1/27	195,000	219,016
4% 12/1/28	240,000	271,089
4% 12/1/29	285,000	323,988
4% 12/1/30	150,000	169,147
4% 12/1/31	450,000	504,761
4% 12/1/32	690,000	771,315
4% 12/1/33	750,000	833,781
4% 12/1/34	225,000	249,413
4% 12/1/40	2,900,000	3,158,309
5% 10/1/29	400,000	514,110
5% 10/1/40	1,000,000	1,226,541
Series 2021:
4% 10/1/46	1,000,000	1,165,597
4% 10/1/50	1,000,000	1,161,398
Series Eight-G, 5% 12/1/31	1,000,000	1,166,995
Series Eight-J:
5% 3/1/26	1,015,000	1,173,723
5% 3/1/27	500,000	575,480
Series Eight-L:
5% 4/1/28	920,000	1,094,837
5% 4/1/29	1,005,000	1,191,591
5% 4/1/35	500,000	583,741
Minnesota Hsg. Fin. Agcy.:
(Mtg. Backed Securities Pass Through Prog.) Series 2019 C, 3.15% 6/1/49	1,331,511	1,395,916
(Mtg.-Backed Securities Pass-Through Prog.) Series H, 2.47% 1/1/50	2,968,482	2,989,826
Series 2015 A:
5% 8/1/29	1,000,000	1,144,896
5% 8/1/30	1,000,000	1,144,896
5% 8/1/31	1,000,000	1,144,540
5% 8/1/32	1,000,000	1,143,828
5% 8/1/33	1,000,000	1,143,117
Series 2016 B, 3.5% 7/1/46	4,725,000	5,038,902
Series 2019 B, 4.25% 7/1/49	4,295,000	4,803,071
Series 2020 G, 3% 1/1/51	1,490,000	1,624,147
Series 2021, 3% 7/1/51	4,000,000	4,388,729
Series B:
3.5% 7/1/50	10,245,000	11,288,990
4% 8/1/36	2,000,000	2,401,466
Series E, 3.5% 7/1/50	4,935,000	5,462,077
Series I, 3% 1/1/51	2,000,000	2,187,137
Minnesota Muni. Pwr. Agcy. Elec. Rev.:
Series 2014 A, 5% 10/1/26	830,000	957,040
Series 2014:
5% 10/1/26	630,000	726,428
5% 10/1/27	750,000	862,547
5% 10/1/30	1,000,000	1,149,314
Series 2016:
4% 10/1/41	1,000,000	1,091,228
5% 10/1/32	1,500,000	1,829,182
5% 10/1/33	400,000	487,303
5% 10/1/35	400,000	485,391
5% 10/1/36	1,000,000	1,211,097
5% 10/1/47	2,000,000	2,376,327
Minnesota Pub. Facilities Auth. Rev. Series 2016 A:
5% 3/1/29	5,000,000	6,036,402
5% 3/1/30	5,150,000	6,206,441
Minnesota State Colleges & Univs. Board of Trustees Rev. Series 2011 A, 5% 10/1/30	1,495,000	1,527,756
Minnesota State Gen. Fdg. Rev.:
Series 2012 B:
5% 3/1/27	12,840,000	13,391,697
5% 3/1/28	4,275,000	4,457,888
Series 2014 A:
5% 6/1/27	5,000,000	5,499,434
5% 6/1/38	5,000,000	5,463,117
Moorhead Edl. Facilities Rev. (The Concordia College Corp. Proj.) Series 2016, 5% 12/1/25	2,500,000	2,772,460
Moorhead ISD No. 152 Series 2020 A, 4% 2/1/31	2,015,000	2,364,376
Mounds View Independent School District #621 Series 2018 A, 5% 2/1/29	6,840,000	8,380,557
North Branch Independent School District #138 Series 2017 A, 4% 2/1/29	2,015,000	2,339,078
North St Paul Maplewood Minn I (MN SD Cr. Enhancement Prog.) Series 2019 B, 4% 2/1/32	3,120,000	3,639,057
Northern Muni. Pwr. Agcy. Elec. Sys. Rev.:
Series 2013 A:
5% 1/1/23	850,000	918,612
5% 1/1/24	650,000	701,028
5% 1/1/25	975,000	1,049,947
5% 1/1/31	1,740,000	1,872,488
Series 2016:
5% 1/1/28	500,000	593,134
5% 1/1/29	620,000	732,959
5% 1/1/30	520,000	614,211
5% 1/1/31	350,000	413,234
Series 2017:
5% 1/1/29	460,000	553,082
5% 1/1/31	400,000	474,364
5% 1/1/33	475,000	559,407
5% 1/1/35	520,000	609,560
Ramsey County Gen. Oblig.:
Series 2020 A, 5% 2/1/24	1,090,000	1,234,878
Series 2021 A, 5% 2/1/30	590,000	783,417
Robbinsdale Independent School District 281 (MN SD Cr. Enhancement Prog.) Series 2019 B:
5% 2/1/29	1,010,000	1,272,954
5% 2/1/30	955,000	1,194,721
Rochester Elec. Util. Rev.:
Series 2013 B:
5% 12/1/26 (Pre-Refunded to 12/1/23 @ 100)	570,000	641,777
5% 12/1/27 (Pre-Refunded to 12/1/23 @ 100)	275,000	309,629
5% 12/1/28 (Pre-Refunded to 12/1/23 @ 100)	275,000	309,629
5% 12/1/43 (Pre-Refunded to 12/1/23 @ 100)	1,000,000	1,125,924
Series 2017 A:
5% 12/1/42	1,100,000	1,318,928
5% 12/1/47	1,000,000	1,188,820
Rochester Health Care Facilities Rev.:
(Olmsted Med. Ctr. Proj.) Series 2013:
5% 7/1/21 (Escrowed to Maturity)	790,000	798,972
5% 7/1/22 (Escrowed to Maturity)	350,000	370,505
5% 7/1/24 (Pre-Refunded to 7/1/23 @ 100)	300,000	331,295
5% 7/1/27 (Pre-Refunded to 7/1/23 @ 100)	345,000	380,990
5% 7/1/28 (Pre-Refunded to 7/1/23 @ 100)	225,000	248,471
5% 7/1/33 (Pre-Refunded to 7/1/23 @ 100)	1,225,000	1,352,789
Bonds (Mayo Foundation Proj.) Series C, 4.5%, tender 11/15/21 (b)	1,200,000	1,230,735
Series 2012, 4% 11/15/41	1,205,000	1,235,493
Series 2016 B:
5% 11/15/31	3,225,000	4,434,928
5% 11/15/35	4,000,000	5,862,130
4% 11/15/48	400,000	454,549
Roseville Independent School District Series 2021 A:
5% 4/1/27	850,000	1,049,950
5% 4/1/28	1,100,000	1,390,360
Roseville Independent School District #623:
(Minnesota Gen. Oblig.) Series 2018 A, 5% 2/1/31	5,050,000	6,128,313
(MN School District Cr. Enhancement Prog.) Series 2018 A:
5% 2/1/26	2,400,000	2,893,972
5% 2/1/29	5,180,000	6,343,394
Saint Cloud Health Care Rev.:
Series 2010 A, 5.125% 5/1/30	310,000	310,848
Series 2014 B, 5% 5/1/22	1,950,000	2,046,303
Series 2016 A:
5% 5/1/29	1,125,000	1,332,964
5% 5/1/30	1,000,000	1,180,589
5% 5/1/31	1,000,000	1,177,853
5% 5/1/46	5,000,000	5,771,527
Series 2019, 5% 5/1/48	6,000,000	7,256,788
Saint Paul Gen. Oblig. Series 2021 C, 4% 5/1/31 (c)	1,590,000	1,971,483
Saint Paul Hsg. & Redev. Auth. Hosp. Rev. (HealthEast Care Sys. Proj.) Series 2015 A:
5% 11/15/27 (Pre-Refunded to 11/15/25 @ 100)	2,515,000	3,020,053
5% 11/15/30 (Pre-Refunded to 11/15/25 @ 100)	1,585,000	1,903,294
Saint Paul Port Auth. District Series 2021 1:
3% 10/1/21	200,000	202,616
3% 10/1/26	100,000	110,352
3% 10/1/34	275,000	289,995
4% 10/1/28	500,000	581,274
4% 10/1/41	500,000	552,071
Saint Paul Sales Tax Rev. Series 2014 G:
5% 11/1/26	1,000,000	1,156,978
5% 11/1/28	1,000,000	1,153,134
Shakopee Health Care Facilities Rev. Series 2014:
5% 9/1/23	1,895,000	2,083,457
5% 9/1/24	1,000,000	1,135,347
5% 9/1/25	1,345,000	1,516,163
5% 9/1/26	1,575,000	1,769,405
5% 9/1/28	1,000,000	1,111,110
5% 9/1/34	1,065,000	1,156,676
Shakopee Sr. Hsg. Rev. Bonds Series 2018, 5.85%, tender 11/1/25 (b)(d)	3,000,000	3,218,208
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
(Cap. Appreciation) Series 1994 A, 0% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,165,000	2,999,205
Series 2015 A:
5% 1/1/28	1,000,000	1,196,529
5% 1/1/34	1,695,000	2,011,589
5% 1/1/36	1,000,000	1,182,701
5% 1/1/41	1,025,000	1,201,893
Series 2019 A, 5% 1/1/34	1,230,000	1,563,159
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev.:
(Fairview Hsp & Hltcare Srv Sys. Proj.) 5% 11/15/47	7,395,000	8,675,797
Series 2015 A:
5% 7/1/29	5,000,000	5,818,802
5% 7/1/30	5,000,000	5,812,024
Series 2017 A:
5% 11/15/28	460,000	570,125
5% 11/15/30	650,000	795,532
5% 11/15/31	845,000	1,030,483
5% 11/15/33	3,410,000	4,131,972
5% 11/15/34	665,000	803,939
Univ. of Minnesota Gen. Oblig.:
Series 2016:
5% 4/1/37	2,125,000	2,535,037
5% 4/1/41	6,000,000	7,157,753
Series 2017 A:
5% 9/1/33	5,025,000	6,199,003
5% 9/1/37	3,880,000	4,739,701
Series 2017 B, 5% 12/1/32	2,000,000	2,490,736
Series 2019 A, 5% 4/1/44	5,000,000	6,185,686
Series 2020 A:
5% 11/1/31	1,070,000	1,427,809
5% 11/1/33	1,015,000	1,342,489
5% 11/1/45	6,050,000	7,718,035
Univ. of Minnesota Spl. Purp. Rev.:
(Biomedical Science Research Facilities Fdg. Prog.) Series 2013 C, 5% 8/1/38	5,275,000	5,800,929
(State Supported Biomedical Science Research Facilities Fdg. Prog.) Series 2011 B, 5% 8/1/25	2,095,000	2,127,114
Virginia Independent School District #706 Series 2019 A, 5% 2/1/31	5,000,000	6,258,579
Wayzata Sr Hsg. Rev. Series 2019:
5% 8/1/49	500,000	527,359
5% 8/1/54	1,000,000	1,052,145
West Saint Paul Independent School District #197 (Minnesota School District Cr. Enhancement Prog.) Series 2018 A, 4% 2/1/41	2,400,000	2,692,181
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev.:
Series 2012 A:
5% 1/1/26	5,000,000	5,403,449
5% 1/1/27	2,150,000	2,320,740
5% 1/1/30	1,000,000	1,078,868
Series 2014 A:
5% 1/1/31 (Pre-Refunded to 1/1/24 @ 100)	1,750,000	1,976,230
5% 1/1/35 (Pre-Refunded to 1/1/24 @ 100)	1,595,000	1,801,193
5% 1/1/40 (Pre-Refunded to 1/1/24 @ 100)	1,500,000	1,693,912
Series 2015 A, 5% 1/1/31	1,820,000	2,165,522
Series 2018 A, 5% 1/1/49	2,000,000	2,403,957
White Bear Lake Independent School District #624 Gen. Oblig. (MN SD Cr. Enhancement Prog.) Series 2020 A, 4% 2/1/29	3,980,000	4,763,412
Wright County Ctfs. of Prtn. Series 2019 A:
5% 12/1/30	1,115,000	1,448,445
5% 12/1/31	1,000,000	1,293,228

TOTAL MINNESOTA		659,453,886

Puerto Rico - 0.2%
Puerto Rico Hsg. Fin. Auth. Series 2020, 5% 12/1/27	1,225,000	1,537,650
TOTAL MUNICIPAL BONDS
(Cost $630,657,303)		664,936,713

Municipal Notes - 0.9%
Minnesota - 0.9%
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs.) Series 2018 C, 0.06% 4/1/21, LOC Wells Fargo Bank NA, VRDN (b)
(Cost $6,160,000)	6,160,000	6,160,000
TOTAL INVESTMENT IN SECURITIES - 99.6%
(Cost $636,817,303)		671,096,713
NET OTHER ASSETS (LIABILITIES) - 0.4%		2,778,753
NET ASSETS - 100%		$673,875,466

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,218,208 or 0.5% of net assets.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.